Property and Equipment (Tables)	12 Months Ended
Nov. 30, 2013
Text Block [Abstract]
Property and Equipment
Property and equipment consisted of the following (in millions):

	November 30,
	2013		2012
Ships, including ship improvements	$42,367		$40,774
Ships under construction	535		380
	42,902		41,154
Land, buildings and improvements, including leasehold improvements and port facilities	971		901
Computer hardware and software, transportation equipment and other	1,251		1,146
Total property and equipment	45,124		43,201
Less accumulated depreciation and amortization	(12,219)		(11,064)
	$32,905	(a)	$32,137	(a)

(a)
At November 30, 2013 and 2012, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $18.3 billion, $13.2 billion, $0.3 billion and $0.1 billion and $18.0 billion, $12.8 billion, $0.2 billion and $0.1 billion, respectively.